BNY Mellon Global Infrastructure Income ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.8%
Belgium — 1.0%
Proximus SADP	612,973	5,583,843
Canada — 7.3%
Enbridge, Inc.	824,252	40,236,500
China — 1.5%
Jiangsu Expressway Co. Ltd., Cl. H	6,365,072	8,392,141
Finland — 3.8%
Fortum OYJ	882,210	20,825,732
France — 20.8%
Bouygues SA	508,476	27,490,239
Engie SA	1,098,881	32,694,325
Orange SA	1,502,196	27,813,498
Veolia Environnement SA	369,831	13,865,977
Vinci SA	94,457	13,564,555
		115,428,594
Germany — 1.8%
Deutsche Post AG	180,563	10,127,949
Italy — 11.8%
Enel SpA	4,008,793	44,230,107
Italgas SpA	1,760,696	21,100,052
		65,330,159
Norway — .6%
SFL Corp., Ltd.	407,951	3,614,446
Spain — 1.1%
Enagas SA	360,717	5,936,910
United Kingdom — 6.7%
Drax Group PLC	1,580,005	19,479,543
Pennon Group PLC	2,343,355	17,523,618
		37,003,161
United States — 42.4%
Antero Midstream Corp.	949,640	17,872,225
Clearway Energy, Inc., Cl. C	418,762	15,138,246
Constellation Energy Corp.	38,344	10,762,394
Dominion Energy, Inc.	485,267	29,198,515
Edison International	243,033	15,136,095
Eversource Energy	196,131	13,558,536
Exelon Corp.	196,729	8,809,525
Healthpeak Properties, Inc.(a)	2,058,886	35,495,195
Hess Midstream LP, Cl. A	1,051,580	37,299,543
Omega Healthcare Investors, Inc.(a)	549,146	24,096,526
ONEOK, Inc.	203,218	16,092,833
Vistra Corp.	74,845	11,851,706
		235,311,339
Total Equity Securities - Common Stocks (cost $491,186,042)		547,790,774

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.0%
Registered Investment Companies — 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(b) (cost $5,582,352)	3.65	5,582,352	5,582,352
Total Investments (cost $496,768,394)		99.8%	553,373,126
Cash and Receivables (Net)		.2%	937,787
Net Assets		100.0%	554,310,913

(a)	Investment in real estate investment trust within the United States.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Global Infrastructure Income ETF
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	547,790,774	—	—	547,790,774
Investment Companies	5,582,352	—	—	5,582,352
	553,373,126	—	—	553,373,126

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including shares of REITs and ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

At January 31, 2026, accumulated net unrealized appreciation on investments was $56,604,732, consisting of $58,268,222 gross unrealized appreciation and $1,663,490 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.